Vanguard® Advice Select Global Value Fund
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.2%)
Australia (0.9%)
*	James Hardie Industries plc ADR	511,908	13,279
Canada (2.3%)
	National Bank of Canada	131,444	13,673
	Canadian Natural Resources Ltd.	347,356	11,011
	Barrick Mining Corp.	424,301	8,961
			33,645
China (3.3%)
	Tencent Holdings Ltd.	317,046	22,197
	Yum China Holdings Inc.	312,511	14,588
	ANTA Sports Products Ltd.	1,093,200	12,548
			49,333
France (4.6%)
	Sanofi SA	192,031	17,239
	Societe Generale SA	213,656	13,637
	Capgemini SE	89,172	13,276
	Engie SA	556,573	12,511
	Thales SA	25,761	6,929
	Airbus SE	26,940	5,416
			69,008
Germany (0.6%)
	Merck KGaA	72,119	9,014
Hong Kong (2.6%)
	AIA Group Ltd.	1,961,600	18,290
	Techtronic Industries Co. Ltd.	1,142,939	13,667
[1]	WH Group Ltd.	6,967,537	6,976
			38,933
India (1.3%)
	HDFC Bank Ltd. ADR	251,193	19,284
Ireland (2.7%)
	Bank of Ireland Group plc	1,153,519	15,567
*	ICON plc	77,594	13,128
	CRH plc	124,464	11,796
			40,491
Italy (1.5%)
	FinecoBank Banca Fineco SpA	1,040,130	22,149
Japan (7.6%)
	Sony Group Corp.	798,100	19,197
	Japan Airlines Co. Ltd.	731,400	14,524
	Chiba Bank Ltd.	1,535,840	14,315
	MISUMI Group Inc.	976,500	14,062
	FANUC Corp.	486,300	13,537
	Tokyo Electron Ltd.	78,400	12,464
	Advantest Corp.	178,400	11,863
	Otsuka Holdings Co. Ltd.	144,700	6,889
	MatsukiyoCocokara & Co.	279,668	5,743
			112,594
Mexico (0.8%)
	Wal-Mart de Mexico SAB de CV	4,313,200	12,714
Netherlands (2.6%)
	ASML Holding NV (Registered) ADR	34,973	24,296
	Aegon Ltd.	1,969,124	14,072
			38,368
Norway (0.6%)
	Equinor ASA ADR	336,177	8,656

		Shares	Market Value ($000)
Russia (0.0%)
*,2	Sberbank of Russia PJSC	37,200	—
Singapore (1.6%)
	DBS Group Holdings Ltd.	465,800	17,097
	United Overseas Bank Ltd.	225,200	6,257
			23,354
South Korea (0.7%)
	Hyundai Motor Co.	73,147	11,128
Spain (1.6%)
	Iberdrola SA	1,380,242	24,260
Sweden (0.9%)
	Sandvik AB	548,203	13,376
Taiwan (3.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	108,979	26,332
	Delta Electronics Inc.	1,358,000	25,582
			51,914
United Kingdom (4.8%)
	Unilever plc	373,421	21,666
	ICG plc	521,302	14,926
	AstraZeneca plc	98,736	14,405
	Smiths Group plc	336,871	10,435
	Haleon plc	1,986,368	9,317
			70,749
United States (53.7%)
	Alphabet Inc. Class A	304,803	58,492
	Dick's Sporting Goods Inc.	121,848	25,772
	Raymond James Financial Inc.	134,306	22,447
	American Tower Corp.	106,545	22,203
	Reliance Inc.	71,504	20,745
	Valero Energy Corp.	147,513	20,255
	Broadcom Inc.	66,566	19,550
	NXP Semiconductors NV	89,663	19,167
	Equinix Inc.	24,143	18,956
	Freeport-McMoRan Inc.	455,266	18,320
	Wells Fargo & Co.	224,151	18,073
*	Airbnb Inc. Class A	135,221	17,905
	NIKE Inc. Class B	238,681	17,827
	Emerson Electric Co.	122,103	17,767
	Walt Disney Co.	138,710	16,522
	Prologis Inc.	152,217	16,254
	TPG Inc. Class A	284,332	16,227
*	Flutter Entertainment plc	52,597	15,898
	Sempra	191,750	15,662
	Tyson Foods Inc. Class A	297,106	15,539
	TransUnion	160,592	15,287
	Schlumberger NV	451,240	15,252
*	Cooper Cos. Inc.	207,233	14,649
	Agilent Technologies Inc.	122,922	14,113
	Cardinal Health Inc.	89,764	13,933
*	Adobe Inc.	36,969	13,223
	Morgan Stanley	86,605	12,338
*	Charles River Laboratories International Inc.	72,159	12,241
	Booz Allen Hamilton Holding Corp.	112,308	12,054
	Starbucks Corp.	134,996	12,036
	Keurig Dr Pepper Inc.	349,570	11,414
	UDR Inc.	283,057	11,121
	Willis Towers Watson plc	35,085	11,080
	M&T Bank Corp.	58,566	11,051
	Everest Group Ltd.	32,070	10,769
	Ally Financial Inc.	281,605	10,659
	Becton Dickinson & Co.	59,635	10,630
*	First Solar Inc.	60,162	10,512
	Gentex Corp.	391,979	10,356
	Dover Corp.	57,112	10,345

			Shares	Market Value ($000)
*		Neurocrine Biosciences Inc.	79,425	10,185
		PPG Industries Inc.	88,868	9,376
		UnitedHealth Group Inc.	37,189	9,281
		Salesforce Inc.	34,608	8,940
		T-Mobile US Inc.	37,031	8,829
*		Builders FirstSource Inc.	68,099	8,657
*		CACI International Inc. Class A	17,704	8,154
		Accenture plc Class A	29,889	7,983
		CME Group Inc.	27,232	7,578
*		Live Nation Entertainment Inc.	50,926	7,522
		AT&T Inc.	271,947	7,454
		Quest Diagnostics Inc.	41,279	6,911
		Eversource Energy	104,385	6,900
		MetLife Inc.	84,781	6,439
		FMC Corp.	154,358	6,026
		Exxon Mobil Corp.	49,312	5,505
		Constellation Brands Inc. Class A	32,794	5,478
		Knight-Swift Transportation Holdings Inc. Class A	119,601	5,083
		Coterra Energy Inc.	191,416	4,669
				797,614
Total Common Stocks (Cost $1,312,754)				1,459,863
		Coupon
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[3]	Vanguard Market Liquidity Fund (Cost $17,402)	4.367%	174,040	17,402
Total Investments (99.4%) (Cost $1,330,156)				1,477,265
Other Assets and Liabilities—Net (0.6%)				8,346
Net Assets (100%)				1,485,611
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the aggregate value was $6,976, representing 0.5% of net assets.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	843,973	—	—	843,973
Common Stocks—Other	119,563	496,327	—	615,890
Temporary Cash Investments	17,402	—	—	17,402
Total	980,938	496,327	—	1,477,265